CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 614,412	$ 351,684
Restricted cash, current portion	11,278	19,767
Accounts receivable, net	260	408
Short-term investments	505	505
Inventory	1,043	684
Prepaid expenses	21,840	29,610
Other current assets	13,218	20,578
Total Current Assets	662,556	423,236
Property, plant and equipment, net	713,274	142,813
Security deposits	3,901	3,229
Restricted cash, less current portion	14,728	8,200
Other noncurrent assets	26,851
TOTAL ASSETS	1,402,681	579,602
Current liabilities:
Accounts payable	17,333	12,656
Accrued compensation	16,197	2,949
Other accrued liabilities	146,083	46,079
Other liabilities	151,753
Total Current Liabilities	185,283	65,858
Contingent forward contract liability		30,844
Convertible preferred share warrant liability	2,960	1,755
Other long-term liabilities	38,905	27,793
Income tax liabilities	234	422
Total Liabilities	227,382	126,672
Commitments and contingencies
CONVERTIBLE PREFERRED SHARES
Convertible preferred shares, $0.0001 par value; 400,510,507 and 286,632,918 shares authorized as of December 31, 2020 and 2019, respectively; 362,011,991 and 190,084,166 shares issued and outstanding as of December 31, 2020 and 2019, respectively; liquidation preference of $3,497,913, and $1,084,191 as of December 31, 2020 and 2019, respectively	2,494,076	1,074,010
SHAREHOLDERS' DEFICIT:
Common shares, par value $0.0001; 450,000,098 and 335,130,459 shares authorized as of December 31, 2020 and 2019, respectively; 10,889,451 and 8,051,722 shares issued and outstanding as of December 2020 and 2019, respectively	1	1
Additional Paid-in Capital	38,115	16,432
Accumulated deficit	(1,356,893)	(637,513)
Total Stockholders' Equity	(1,318,777)	(621,080)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,402,681	$ 579,602